Income Taxes - Deferred Income Tax Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Deferred Income Tax Expense (Recovery)	$ (294)	$ 560
Deferred Income Tax Liability (Asset)	7,817	7,916	$ 8,364
Property, plant and equipment
Income Taxes
Deferred Income Tax Expense (Recovery)	(53)	(423)
Deferred Income Tax Liability (Asset)	11,043	10,996
Decommissioning and restoration provision
Income Taxes
Deferred Income Tax Expense (Recovery)	(23)	(25)
Deferred Income Tax Liability (Asset)	(2,766)	(2,644)
Employee retirement benefit plans
Income Taxes
Deferred Income Tax Expense (Recovery)	(72)	(23)
Deferred Income Tax Liability (Asset)	(163)	(278)
Tax loss carryforwards
Income Taxes
Deferred Income Tax Expense (Recovery)	(104)	867
Deferred Income Tax Liability (Asset)	(114)	(11)
Other
Income Taxes
Deferred Income Tax Expense (Recovery)	(42)	164
Deferred Income Tax Liability (Asset)	$ (183)	$ (147)